SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 60,444	$ 90,666	$ 362,664	$ 362,664
Lease cost			$ 362,664	$ 362,664